Segmented information (Tables)	3 Months Ended
Mar. 31, 2020
Segmented information
Schedule of segmented information

	Three Months Ended March 31, 2020		Three Months Ended March 31, 2019
		Custom Built		Custom Built
	Electric Vehicles	Vehicles	Electric Vehicles	Vehicles
Revenue	$—	$116,813	$—	$101,404
Gross profit/(loss)	—	(50,282)	—	5,252
Operating expenses	6,797,861	63,919	6,159,225	112,520
Other items	(4,996,977)	23,970	14,402,903	3,225
Income tax/(recovery)	1,076	(31,950)	—	(42,756)
Net loss	1,801,960	106,221	20,562,128	67,737

Inventory	$308,861	$463,344	$632,582	$229,843
Plant and equipment	9,264,090	395,247	6,980,275	497,123